GOODWILL - NET BOOK VALUE ANALYSIS OF GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)
Disclosure of reconciliation of changes in goodwill [line items]
Opening net book amount	¥ 281,255
Additions	0			¥ 0
Impairment	0			0
Closing net book amount	281,255	$ 43,228		281,255
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Opening net book amount	281,255
Closing net book amount	¥ 281,255			¥ 281,255

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.